Borrowings And Other Financings (Mandatorily Redeemable Preferred Stock) (Narrative) (Details) (Detail) (Mandatorily Redeemable Preferred Stock, USD $)
In Millions, except Share data, unless otherwise specified
	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2010	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mandatorily Redeemable Preferred Stock
Debt Instrument [Line Items]
5.25% Series A Preferred Stock issued to GEFAHI, as part of corporate formation					$ 100
Preferred Stock, Dividend Rate, Percentage					5.25%
Shares designated as 5.25% Cumulative Series A Preferred Stock					2,000,000
Shares of Series A Preferred Stock outstanding				1,200,000	1,300,000
Shares of Series A Preferred Stock repurchased	120,000
Shares of Series A Preferred Stock repurchased, price	6
Preferred stock redemption price per share		$ 50
Series A preferred stock redeemed and retired during period, value		57
Series A Preferred Stock, stated liquidation value per share			$ 50
Dividends paid and recorded through interest expense			$ 2	$ 3	$ 5